4. Lines of Credit (Sept. 2017 Note) (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Line of credit balance	$ 75,000	$ 75,000	$ 76,459
TVP Investments [Member]
Line of credit issuance date	Oct. 15, 2012
Line of credit maximum amount	$ 500,000
Line of credit interest rate	10.00%
Line of credit maturity date	Dec. 31, 2019
Line of credit balance	$ 75,000	75,000
Accrued interest	28,043	22,418
Wells Fargo [Member]
Line of credit maximum amount	$ 3,000	$ 3,000
Line of credit interest rate	18.00%	18.00%
Accrued interest	$ 0	$ 0